Loans and financing - Loans (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Loans and financing
Loans	R$ 3,287.4	R$ 2,848.3
Current position	405.6	740.7
Non-current position	2,881.8	2,107.6
Purchase of aircraft | U.S.dollar
Loans and financing
Loans	124.4	518.8
Purchase of aircraft | Denominated in local currency - Brazilian reais
Loans and financing
Loans	R$ 258.4	R$ 372.5
Purchase of aircraft | Minimum | LIBOR | U.S.dollar
Loans and financing
Variable spread on interest rate (as a percent)	2.55%	2.55%
Purchase of aircraft | Minimum | Fixed interest rate | Denominated in local currency - Brazilian reais
Loans and financing
Interest rate (as a percent)	3.50%	3.50%
Purchase of aircraft | Maximum | LIBOR | U.S.dollar
Loans and financing
Variable spread on interest rate (as a percent)	4.00%	4.00%
Purchase of aircraft | Maximum | Fixed interest rate | Denominated in local currency - Brazilian reais
Loans and financing
Interest rate (as a percent)	6.50%	6.50%
Finance lease | U.S.dollar
Loans and financing
Loans	R$ 1,108.3	R$ 1,250.7
Finance lease | Denominated in local currency - Brazilian reais
Loans and financing
Loans	R$ 7.1	R$ 12.1
Finance lease | CDI | Denominated in local currency - Brazilian reais
Loans and financing
Variable spread on interest rate (as a percent)	3.87%	3.87%
Finance lease | Minimum | LIBOR | U.S.dollar
Loans and financing
Variable spread on interest rate (as a percent)	2.05%	2.05%
Finance lease | Maximum | LIBOR | U.S.dollar
Loans and financing
Variable spread on interest rate (as a percent)	5.50%	5.50%
Working capital | Currency swaps
Loans and financing
Loans	R$ 1,383.7
Working capital | U.S.dollar
Loans and financing
Loans	1,377.1	R$ 351.2
Working capital | U.S.dollar | Currency swaps
Loans and financing
Loans	R$ 1,226.1
Loans (as a percent)	35.10%
Working capital | Denominated in local currency - Brazilian reais
Loans and financing
Loans	R$ 412.1	R$ 320.0
Working capital | Denominated in local currency - Brazilian reais | Currency swaps
Loans and financing
Loans	R$ 2,263.8
Loans (as a percent)	64.90%
Working capital | Minimum | LIBOR | U.S.dollar
Loans and financing
Variable spread on interest rate (as a percent)	2.39%	2.39%
Working capital | Minimum | Fixed interest rate | Denominated in local currency - Brazilian reais
Loans and financing
Interest rate (as a percent)	5.00%	5.00%
Working capital | Maximum | LIBOR | U.S.dollar
Loans and financing
Variable spread on interest rate (as a percent)	5.86%	5.86%
Working capital | Maximum | Fixed interest rate | U.S.dollar
Loans and financing
Interest rate (as a percent)	5.90%	5.90%
Working capital | Maximum | CDI | Denominated in local currency - Brazilian reais
Loans and financing
Interest rate (as a percent)	126.00%	126.00%
FINIMP | U.S.dollar
Loans and financing
Loans		R$ 23.0
FINIMP | Fixed interest rate | U.S.dollar
Loans and financing
Interest rate (as a percent)	5.40%	5.40%
Purchase of aircraft and working capital
Loans and financing
Gain (loss) due to the effect of fair value hedge	R$ 4.7	R$ 13.2